FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 6,291	$ 10,397	$ 7,407
Total Assets	328,269	314,382
Liabilities and Stockholders' Equity
Total Liabilities	296,756	283,326
Stockholders' Equity	31,513	31,056	31,775
Total Liabilities and Stockholders' Equity	328,269	314,382
Parent company
Assets
Cash and cash equivalents	1,570	1,717	$ 2,881
Investment in banking subsidiary	29,661	29,008
ESOP loan receivable	331	365
Total Assets	31,562	31,090
Liabilities and Stockholders' Equity
Total Liabilities	49	34
Stockholders' Equity	31,513	31,056
Total Liabilities and Stockholders' Equity	$ 31,562	$ 31,090